Information for Reportable Segments (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Gross profits:
Net interest income	[1],[2],[3]	¥ 1,129.4	¥ 1,108.3	[4]	¥ 1,075.9
Net noninterest income	[1],[2],[3]	1,118.3	927.0	[4]	1,095.8
Total	[1],[2],[3]	2,247.7	2,035.3	[4]	2,171.7
General and administrative expenses	[1],[2],[3]	1,321.2	1,229.3	[4]	1,171.0
Others	[1],[2],[3]	(49.6)	(61.7)	[4]	(88.5)
Net business profits	[1],[2],[3]	876.9	744.3	[4]	912.2
Mizuho Bank Limited And Mizuho Corporate Bank Limited
Gross profits:
Net interest income	[5],[6]		923.8		915.5
Net noninterest income	[5],[6]		460.3		647.1
Total	[5],[6]		1,384.1		1,562.6
General and administrative expenses	[5],[6]		791.1		765.5
Net business profits	[5],[6]		593.0		797.1
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Personal Banking
Gross profits:
Net interest income	[5],[6]		218.0		219.2
Net noninterest income	[5],[6]		39.8		33.9
Total	[5],[6]		257.8		253.1
General and administrative expenses	[5],[6]		226.4		218.6
Net business profits	[5],[6]		31.4		34.5
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Retail banking
Gross profits:
Net interest income	[5],[6]		80.7		83.3
Net noninterest income	[5],[6]		49.8		42.3
Total	[5],[6]		130.5		125.6
General and administrative expenses	[5],[6]		116.7		113.7
Net business profits	[5],[6]		13.8		11.9
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate Banking (Large Corporations)
Gross profits:
Net interest income	[5],[6]		173.3		155.8
Net noninterest income	[5],[6]		140.4		122.6
Total	[5],[6]		313.7		278.4
General and administrative expenses	[5],[6]		87.2		88.4
Net business profits	[5],[6]		226.5		190.0
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate Banking
Gross profits:
Net interest income	[5],[6]		102.5		106.6
Net noninterest income	[5],[6]		70.1		70.9
Total	[5],[6]		172.6		177.5
General and administrative expenses	[5],[6]		77.7		74.5
Net business profits	[5],[6]		94.9		103.0
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Financial Institution & Public Sector Business
Gross profits:
Net interest income	[5],[6]		35.5		36.2
Net noninterest income	[5],[6]		24.1		24.2
Total	[5],[6]		59.6		60.4
General and administrative expenses	[5],[6]		29.0		26.5
Net business profits	[5],[6]		30.6		33.9
Mizuho Bank Limited And Mizuho Corporate Bank Limited | International Banking
Gross profits:
Net interest income	[5],[6]		128.9		108.2
Net noninterest income	[5],[6]		139.8		104.7
Total	[5],[6]		268.7		212.9
General and administrative expenses	[5],[6]		82.5		66.6
Net business profits	[5],[6]		186.2		146.3
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income	[5],[6]		184.9		206.2
Net noninterest income	[5],[6]		(3.7)		248.5
Total	[5],[6]		181.2		454.7
General and administrative expenses	[5],[6]		171.6		177.2
Net business profits	[5],[6]		9.6		277.5
Mizuho Securities Company Limited Consolidated
Gross profits:
Net interest income	[1],[2],[3]	1.8	2.9	[4]
Net noninterest income	[1],[2],[3]	335.8	283.9	[4]
Total	[1],[2],[3]	337.6	286.8	[4]
General and administrative expenses	[1],[2],[3]	268.0	246.2	[4]
Net business profits	[1],[2],[3]	69.6	40.6	[4]
Others
Gross profits:
Net interest income	[1],[2],[3]	0.9	131.4	[4]	(0.3)
Net noninterest income	[1],[2],[3]	61.5	127.6	[4]	57.7
Total	[1],[2],[3]	62.4	259.0	[4]	57.4
General and administrative expenses	[1],[2],[3]	54.0	180.9	[4]	40.8
Others	[1],[2],[3]	(2.7)	(2.7)	[4]	(27.6)
Net business profits	[1],[2],[3]	5.7	75.4	[4]	(11.0)
MizuhoTrust Banking Company Limited Consolidated
Gross profits:
Net interest income	[1],[2],[3]	39.4	40.2	[4]	39.5
Net noninterest income	[1],[2],[3]	122.6	108.1	[4]	105.0
Total	[1],[2],[3]	162.0	148.3	[4]	144.5
General and administrative expenses	[1],[2],[3]	94.5	90.9	[4]	90.1
Others	[1],[2],[3]	(3.7)	(2.9)	[4]	(3.5)
Net business profits	[1],[2],[3]	63.8	54.5	[4]	50.9
Former Mizuho Corporate Bank, Limited Consolidated
Gross profits:
Net interest income	[1],[2],[3]				486.1
Net noninterest income	[1],[2],[3]				572.8
Total	[1],[2],[3]				1,058.9
General and administrative expenses	[1],[2],[3]				471.9
Others	[1],[2],[3]				(50.0)
Net business profits	[1],[2],[3]				537.0
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated
Gross profits:
Net interest income	[1],[2],[3]				401.7
Net noninterest income	[1],[2],[3]				333.4
Total	[1],[2],[3]				735.1
General and administrative expenses	[1],[2],[3]				241.1
Net business profits	[1],[2],[3]				494.0
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income	[1],[2],[3]				140.9
Net noninterest income	[1],[2],[3]				103.3
Total	[1],[2],[3]				244.2
General and administrative expenses	[1],[2],[3]				76.8
Net business profits	[1],[2],[3]				167.4
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Corporate Banking
Gross profits:
Net interest income	[1],[2],[3]				0.5
Net noninterest income	[1],[2],[3]				0.2
Total	[1],[2],[3]				0.7
General and administrative expenses	[1],[2],[3]				1.3
Net business profits	[1],[2],[3]				(0.6)
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Financial Institution & Public Sector Business
Gross profits:
Net interest income	[1],[2],[3]				16.3
Net noninterest income	[1],[2],[3]				13.2
Total	[1],[2],[3]				29.5
General and administrative expenses	[1],[2],[3]				12.2
Net business profits	[1],[2],[3]				17.3
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | International Banking
Gross profits:
Net interest income	[1],[2],[3]				108.2
Net noninterest income	[1],[2],[3]				104.7
Total	[1],[2],[3]				212.9
General and administrative expenses	[1],[2],[3]				66.6
Net business profits	[1],[2],[3]				146.3
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Trading and others
Gross profits:
Net interest income	[1],[2],[3]				135.8
Net noninterest income	[1],[2],[3]				112.0
Total	[1],[2],[3]				247.8
General and administrative expenses	[1],[2],[3]				84.2
Net business profits	[1],[2],[3]				163.6
Former Mizuho Corporate Bank, Limited Consolidated | Mizuho Securities Company Limited Consolidated
Gross profits:
Net interest income	[1],[2],[3]				(1.8)
Net noninterest income	[1],[2],[3]				229.0
Total	[1],[2],[3]				227.2
General and administrative expenses	[1],[2],[3]				197.1
Net business profits	[1],[2],[3]				30.1
Former Mizuho Corporate Bank, Limited Consolidated | Others
Gross profits:
Net interest income	[1],[2],[3]				86.2
Net noninterest income	[1],[2],[3]				10.4
Total	[1],[2],[3]				96.6
General and administrative expenses	[1],[2],[3]				33.7
Others	[1],[2],[3]				(50.0)
Net business profits	[1],[2],[3]				12.9
Mizuho Bank, Limited Consolidated
Gross profits:
Net interest income	[1],[2],[3]	1,087.3	933.8	[4]
Net noninterest income	[1],[2],[3]	598.4	407.4	[4]
Total	[1],[2],[3]	1,685.7	1,341.2	[4]
General and administrative expenses	[1],[2],[3]	904.7	711.3	[4]
Others	[1],[2],[3]	(43.2)	(56.1)	[4]
Net business profits	[1],[2],[3]	737.8	573.8	[4]
Mizuho Bank, Limited Consolidated | Others
Gross profits:
Net interest income	[1],[2],[3]	152.4	133.7	[4]
Net noninterest income	[1],[2],[3]	37.8	9.2	[4]
Total	[1],[2],[3]	190.2	142.9	[4]
General and administrative expenses	[1],[2],[3]	71.0	52.3	[4]
Others	[1],[2],[3]	(43.2)	(56.1)	[4]
Net business profits	[1],[2],[3]	76.0	34.5	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated
Gross profits:
Net interest income	[1],[2],[3]	934.9	800.1	[4]
Net noninterest income	[1],[2],[3]	560.6	398.2	[4]
Total	[1],[2],[3]	1,495.5	1,198.3	[4]
General and administrative expenses	[1],[2],[3]	833.7	659.0	[4]
Net business profits	[1],[2],[3]	661.8	539.3	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Personal Banking
Gross profits:
Net interest income	[1],[2],[3]	217.5	164.6	[4]
Net noninterest income	[1],[2],[3]	49.8	31.6	[4]
Total	[1],[2],[3]	267.3	196.2	[4]
General and administrative expenses	[1],[2],[3]	233.5	171.3	[4]
Net business profits	[1],[2],[3]	33.8	24.9	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Retail banking
Gross profits:
Net interest income	[1],[2],[3]	78.4	60.4	[4]
Net noninterest income	[1],[2],[3]	53.3	38.0	[4]
Total	[1],[2],[3]	131.7	98.4	[4]
General and administrative expenses	[1],[2],[3]	118.4	87.8	[4]
Net business profits	[1],[2],[3]	13.3	10.6	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income	[1],[2],[3]	179.4	170.7	[4]
Net noninterest income	[1],[2],[3]	127.8	135.4	[4]
Total	[1],[2],[3]	307.2	306.1	[4]
General and administrative expenses	[1],[2],[3]	94.4	83.8	[4]
Net business profits	[1],[2],[3]	212.8	222.3	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Corporate Banking
Gross profits:
Net interest income	[1],[2],[3]	100.5	77.3	[4]
Net noninterest income	[1],[2],[3]	79.4	55.8	[4]
Total	[1],[2],[3]	179.9	133.1	[4]
General and administrative expenses	[1],[2],[3]	76.5	58.8	[4]
Net business profits	[1],[2],[3]	103.4	74.3	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Financial Institution & Public Sector Business
Gross profits:
Net interest income	[1],[2],[3]	33.5	30.7	[4]
Net noninterest income	[1],[2],[3]	27.3	21.7	[4]
Total	[1],[2],[3]	60.8	52.4	[4]
General and administrative expenses	[1],[2],[3]	30.3	25.1	[4]
Net business profits	[1],[2],[3]	30.5	27.3	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | International Banking
Gross profits:
Net interest income	[1],[2],[3]	141.9	128.9	[4]
Net noninterest income	[1],[2],[3]	170.1	139.8	[4]
Total	[1],[2],[3]	312.0	268.7	[4]
General and administrative expenses	[1],[2],[3]	92.6	82.5	[4]
Net business profits	[1],[2],[3]	219.4	186.2	[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Trading and others
Gross profits:
Net interest income	[1],[2],[3]	183.7	167.5	[4]
Net noninterest income	[1],[2],[3]	52.9	(24.1)	[4]
Total	[1],[2],[3]	236.6	143.4	[4]
General and administrative expenses	[1],[2],[3]	188.0	149.7	[4]
Net business profits	[1],[2],[3]	¥ 48.6	¥ (6.3)	[4]
Former Mizuho Bank, Limited Consolidated
Gross profits:
Net interest income	[1],[2],[3]				550.6
Net noninterest income	[1],[2],[3]				360.3
Total	[1],[2],[3]				910.9
General and administrative expenses	[1],[2],[3]				568.2
Others	[1],[2],[3]				(7.4)
Net business profits	[1],[2],[3]				335.3
Former Mizuho Bank, Limited Consolidated | Others
Gross profits:
Net interest income	[1],[2],[3]				36.8
Net noninterest income	[1],[2],[3]				46.6
Total	[1],[2],[3]				83.4
General and administrative expenses	[1],[2],[3]				43.8
Others	[1],[2],[3]				(7.4)
Net business profits	[1],[2],[3]				32.2
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated
Gross profits:
Net interest income	[1],[2],[3]				513.8
Net noninterest income	[1],[2],[3]				313.7
Total	[1],[2],[3]				827.5
General and administrative expenses	[1],[2],[3]				524.4
Net business profits	[1],[2],[3]				303.1
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Personal Banking
Gross profits:
Net interest income	[1],[2],[3]				219.2
Net noninterest income	[1],[2],[3]				33.9
Total	[1],[2],[3]				253.1
General and administrative expenses	[1],[2],[3]				218.6
Net business profits	[1],[2],[3]				34.5
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Retail banking
Gross profits:
Net interest income	[1],[2],[3]				83.3
Net noninterest income	[1],[2],[3]				42.3
Total	[1],[2],[3]				125.6
General and administrative expenses	[1],[2],[3]				113.7
Net business profits	[1],[2],[3]				11.9
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income	[1],[2],[3]				14.9
Net noninterest income	[1],[2],[3]				19.3
Total	[1],[2],[3]				34.2
General and administrative expenses	[1],[2],[3]				11.6
Net business profits	[1],[2],[3]				22.6
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Corporate Banking
Gross profits:
Net interest income	[1],[2],[3]				106.1
Net noninterest income	[1],[2],[3]				70.7
Total	[1],[2],[3]				176.8
General and administrative expenses	[1],[2],[3]				73.2
Net business profits	[1],[2],[3]				103.6
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Financial Institution & Public Sector Business
Gross profits:
Net interest income	[1],[2],[3]				19.9
Net noninterest income	[1],[2],[3]				11.0
Total	[1],[2],[3]				30.9
General and administrative expenses	[1],[2],[3]				14.3
Net business profits	[1],[2],[3]				16.6
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Trading and others
Gross profits:
Net interest income	[1],[2],[3]				70.4
Net noninterest income	[1],[2],[3]				136.5
Total	[1],[2],[3]				206.9
General and administrative expenses	[1],[2],[3]				93.0
Net business profits	[1],[2],[3]				¥ 113.9

[1]	As for the fiscal year ended March 31, 2013, "Others (g)", "Others (n)" and "Others (p)" include the elimination of transactions between consolidated subsidiaries. As for the fiscal years ended March 31, 2014 and 2015, "Others (h)" and "Others (k)" include the elimination of transactions between consolidated subsidiaries.
[2]	Beginning on April 1, 2013, MHSC was turned into a directly-held subsidiary of MHFG. As for the fiscal year ended March 31, 2013, "MHSC (Consolidated) (m)" represents the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, while "Others (g)" includes the performance of the former Mizuho Investors Securities Co., Ltd. ("MHIS") for the first three quarters. As for the fiscal years ended March 31, 2014 and 2015, "MHSC (Consolidated) (j)" represents the performance of the new MHSC, in light of the merger of the former MHSC and the former MHIS conducted in January 2013.
[3]	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. Beginning on April 1, 2014, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2014 have been reclassified under the new allocation methods. The effect of the change of allocation methods is not significant.
[4]	As for the fiscal year ended March 31, 2014, "MHBK (Non-consolidated)" represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters, while "Others (h)" includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.
[5]	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. Beginning on April 1, 2014, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2014 have been reclassified under the new allocation methods.
[6]	The former MHBK and the former MHCB merged on July 1, 2013. Figures for the fiscal year ended March 31, 2013 represent the simple aggregation of the performance of the former MHBK and the former MHCB, and figures for the fiscal year ended March 31, 2014 represent the simple aggregation of the performance of the former MHBK and the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters.